Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 212,178	£ 207,498
PIPs	£ 10	£ 32
Percenatge of simple average loan to value	42.00%	43.00%
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 169,801	£ 165,356
Interest Only Loan
Disclosure of credit risk exposure [line items]
PIPs	£ 5	£ 14
Percenatge of simple average loan to value	44.00%	45.00%
Interest Only Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 38,722	£ 38,062
Part Interest Only Part Repayment
Disclosure of credit risk exposure [line items]
PIPs	£ 2	£ 9
Percenatge of simple average loan to value	44.00%	45.00%
Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 13,498	£ 13,247
Flexible Interest Loan
Disclosure of credit risk exposure [line items]
PIPs	£ 1	£ 2
Percenatge of simple average loan to value	26.00%	28.00%
Flexible Interest Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 9,953	£ 11,273
Loan To Value Greater Than 100% Loan
Disclosure of credit risk exposure [line items]
PIPs	£ 4	£ 13
Percenatge of simple average loan to value	117.00%	117.00%
Loan To Value Greater Than 100% Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 737	£ 884
Buy To Let Loan
Disclosure of credit risk exposure [line items]
PIPs	£ 0	£ 1
Percenatge of simple average loan to value	59.00%	60.00%
Buy To Let Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 11,608	£ 9,904
Other
Disclosure of credit risk exposure [line items]
PIPs	£ 2	£ 8
Percenatge of simple average loan to value	43.00%	44.00%
Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 113,378	£ 109,234
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	157,614	155,477
Stage 1 | Interest Only Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	33,609	33,739
Stage 1 | Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,118	12,112
Stage 1 | Flexible Interest Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,731	10,183
Stage 1 | Loan To Value Greater Than 100% Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	426	594
Stage 1 | Buy To Let Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,180	9,593
Stage 1 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	108,003	105,114
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,388	8,157
Stage 2 | Interest Only Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,230	3,502
Stage 2 | Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,132	888
Stage 2 | Flexible Interest Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	989	873
Stage 2 | Loan To Value Greater Than 100% Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	221	183
Stage 2 | Buy To Let Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	393	285
Stage 2 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,763	3,526
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,799	£ 1,722
Stage 3 ratio	1.07%	1.05%
Stage 3 | Interest Only Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 883	£ 821
Stage 3 ratio	2.30%	2.17%
Stage 3 | Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 248	£ 247
Stage 3 ratio	1.84%	1.87%
Stage 3 | Flexible Interest Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 233	£ 217
Stage 3 ratio	2.48%	2.03%
Stage 3 | Loan To Value Greater Than 100% Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 90	£ 107
Stage 3 ratio	12.25%	12.11%
Stage 3 | Buy To Let Loan | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 35	£ 26
Stage 3 ratio	0.30%	0.26%
Stage 3 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 612	£ 594
Stage 3 ratio	0.54%	0.54%